STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2017
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

23.STOCK-BASED COMPENSATION PLANS

         (a)         Quebecor plans

On November 8, 2017, a stock split on Quebecor’s outstanding Class A and Class B Shares was performed on a two-for-one basis. Accordingly, all references to Quebecor share-based compensation information in these condensed consolidated financial statements have been retrospectively restated to reflect the impact of the stock split.

(i)Stock option plan

Under a stock option plan established by the parent corporation, 26,000,000 Class B Shares of the parent corporation have been set aside for directors, officers, senior employees, and other key employees of Quebecor and the Corporation. The exercise price of each option is equal to the weighted average trading price of the parent corporation’s Class B Shares on the Toronto Stock Exchange over the last five trading days immediately preceding the granting of the option. Each option may be exercised during a period not exceeding 10 years from the date granted. Options usually vest as follows: 1/3 after one year, 2/3 after two years, and 100% three years after the original grant. Holders of options under the stock option plan have the choice, when they exercise their options, of acquiring the Class B Shares at the corresponding option exercise price, or receiving a cash payment equivalent to the difference between the market value of the underlying shares and the exercise price of the option. The Board of Directors of the parent corporation may, at its discretion, affix different vesting periods at the time of each grant.

The following table gives details on changes to outstanding options for the years ended December 31, 2017 and 2016:

	2017		2016
	Options	Weighted average exercise price	Options	Weighted average exercise price

Balance at beginning of year	1,360,000	$12.69	1,360,000	$12.69
Exercised	(630,000)	12.82	—	—
Cancelled	(290,000)	12.97	—	—

Balance at end of year	440,000	12.31	1,360,000	12.69

Vested options at end of year	376,666	$12.04	263,332	$11.78

During the year ended December 31, 2017, 630,000 stock options of Quebecor were exercised for a cash consideration of $4.7 million (none in 2016).

As of December 31, 2017, exercise prices of all outstanding and vested options are from $11.11 to $15.12 and the number of years to maturity of all outstanding options is 5.88 years.

(ii)Mid-term stock-based compensation plan

Under a mid-term stock-based compensation plan, participants are entitled to receive a cash payment at the end of a three-year period based on the appreciation of the Quebecor Class B Share price, and subject to the achievement of certain non-market performance criteria. The following table provides details of changes to outstanding units in the mid-term stock-based compensation plan for the years ended December 31, 2017 and 2016:

	2017		2016
	Units	Weighted average exercise price	Units	Weighted average exercise price

Balance at beginning of year	1,427,624	$14.46	1,476,346	$14.34
Exercised	(1,140,941)	14.12	(48,722)	10.89
Cancelled	(193,073)	15.81	—	—

Balance at end of year	93,610	$15.81	1,427,624	$14.46

During the year ended December 31, 2017, a cash consideration of $4.9 million was paid upon the exercise of 1,140,941 units ($0.3 million upon the exercise of 48,722 units in 2016).

(iii)Deferred share unit plan

The Quebecor DSU plan is for the benefit of Quebecor and the Corporation’s directors. Under this plan, each director receives a portion of his/her compensation in the form of DSUs, such portion representing at least 50% of the annual retainer which could be less upon reaching the minimum shareholding threshold set out in the policy regarding the minimum shareholding by directors. Subject to certain conditions, each director may elect to receive up to 100% of the total fees payable for services as a director in the form of units. The value of a DSU is based on the weighted average trading price of the Corporation’s Class B Shares on the Toronto Stock Exchange over the last five trading days immediately preceding the relevant date. DSUs will entitle the holders thereof to dividends, which will be paid in the form of additional units at the same rate as that applicable to dividends paid from time to time on the Corporation’s Class B Shares. Subject to certain limitations, the DSUs will be redeemed by the Corporation when the director ceases to serve as a director of the Corporation. For the purpose of redeeming units, the value of a DSU shall correspond to the fair market value of the Corporation’s Class B Shares on the date of redemption. As of December 31, 2017 and 2016, the total number of DSUs outstanding under this plan was 89,397 and 90,036, respectively.

         (b)         Quebecor Media stock option plan

Under a stock option plan established by the Corporation, 6,180,140 Common Shares of the Corporation have been set aside for officers, senior employees, directors, and other key employees of the Corporation. Each option may be exercised within a maximum period of 10 years following the date of grant at an exercise price not lower than, as the case may be, the fair market value of the Common Shares of Quebecor Media at the date of grant, as determined by its Board of Directors (if the Common Shares of Quebecor Media are not listed on a stock exchange at the time of the grant), or the five-day weighted average market price ending on the day preceding the date of grant of the Common Shares of the Corporation on the stock exchange(s) where such shares are listed at the time of grant. As long as the Common Shares of Quebecor Media are not listed on a recognized stock exchange, optionees may exercise their vested options during one of the following periods: from March 1 to March 30, from June 1 to June 29, from September 1 to September 29, and from December 1 to December 30. Holders of options under the plan have the choice at the time of exercising their options of receiving an amount in cash (equal to the difference between either the five-day weighted average market price ending on the day preceding the date of exercise of the Common Shares of the Corporation on the stock exchange(s) where such shares are listed at the time of exercise, or the fair market value of the Common Shares, as determined by the Corporation’s Board of Directors, and the exercise price of their vested options) or, subject to certain stated conditions, exercise their options to purchase Common Shares of Quebecor Media at the exercise price. Except under specific circumstances, and unless the Human Resources and Corporate Governance Committee decides otherwise, options vest over a five-year period in accordance with one of the following vesting schedules as determined by the Human Resources and Corporate Governance Committee at the time of grant: (i) equally over five years with the first 20% vesting on the first anniversary of the date of the grant; (ii) equally over four years with the first 25% vesting on the second anniversary of the date of grant; and (iii) equally over three years with the first 33 1/3% vesting on the third anniversary of the date of grant.

The following table gives details on changes to outstanding options granted as of December 31, 2017 and 2016:

	2017		2016
	Options	Weighted average exercise price	Options	Weighted average exercise price

Balance at beginning of year	980,905	$61.71	1,482,494	$60.44
Exercised	(215,978)	59.40	(399,689)	56.48
Cancelled	(169,100)	60.65	(101,900)	63.79

Balance at end of year	595,827	$62.84	980,905	$61.71

Vested options at end of year	226,200	$58.78	163,550	$54.90

During the year ended December 31, 2017, 215,978 of the Corporation’s stock options were exercised for a cash consideration of $5.5 million (399,689 stock options for $6.5 million in 2016).

The following table gives summary information on outstanding options as of December 31, 2017:

	Outstanding options			Vested options
Range of exercise price	Number	Weighted average years to maturity	Weighted average exercise price	Number	Weighted average exercise price

$37.91 to 53.40	55,200	2.85	$45.69	55,200	$45.69
$57.35 to 70.56	540,627	6.46	64.60	171,000	63.01

$37.91 to 70.56	595,827	6.13	$62.84	226,200	$58.78

         (c)          TVA Group stock option plan

Under this stock option plan, 2,200,000 TVA Group Class B Shares have been set aside for senior executives and directors of TVA Group and its subsidiaries. The terms and conditions of options granted are determined by TVA Group’s Human Resources and Corporate Governance Committee. The subscription price of an option cannot be less than the closing price of Class B Shares on the Toronto Stock Exchange the day before the option is granted. Unless the Human Resources and Corporate Governance Committee decides otherwise, options vest over a five-year period in accordance with one of the following vesting schedules as determined by the Human Resources and Corporate Governance Committee at the time of grant: (i) equally over five years with the first 20% vesting on the first anniversary of the date of the grant; (ii) equally over four years with the first 25% vesting on the second anniversary of the date of grant; and (iii) equally over three years with the first 33 1/3% vesting on the third anniversary of the date of grant. The term of an option cannot exceed 10 years. Holders of options under the plan have the choice, at the time of exercising their options, of receiving a cash payment from TVA Group equal to the number of shares corresponding to the options exercised, multiplied by the difference between the market value of the TVA Group Class B Shares and the exercise price of the option or, subject to certain conditions, exercise their options to purchase TVA Group Class B Shares at the exercise price. The market value is defined as the average closing market price of the TVA Group Class B Shares for the last five trading days preceding the date on which the option was exercised.

The following table gives details on changes to outstanding options for the years ended December 31, 2017 and 2016:

	2017		2016
	Options	Weighted average exercise price	Options	Weighted average exercise price

Balance at beginning of year	357,632	$12.71	463,371	$13.30
Cancelled	(134,915)	12.86	—	—
Expired	(162,717)	14.75	(105,739)	15.29

Balance at end of year	60,000	$6.85	357,632	$12.71

Vested options at end of year	24,000	$6.85	283,632	$14.11

As of December 31, 2017, the exercise price of all outstanding and vested options is $6.85 and the number of years to maturity of all outstanding options is 7.09 years.

         (d)          Deferred share unit and performance share unit plans

On July 10, 2016, TVA Group established a DSU plan and a PSU plan for its employees based on TVA Group Class B Shares. The DSUs vest over six years and will be redeemed for cash only upon the participant’s retirement or termination of employment, as the case may be. The PSUs vest over three years and will be redeemed for cash at the end of this period subject to the achievement of financial targets. DSUs and PSUs entitle the holders to receive additional units when dividends are paid on TVA Group Class B Shares. No treasury shares will be issued for the purposes of these plans.

On July 13, 2016, Quebecor also established a DSU plan and a PSU plan for its employees and those of its subsidiaries. Both plans are based on Quebecor Class B Subordinate Shares (“Quebecor Class B Shares”) and, in the case of the DSU plan, also on TVA Group Class B Shares. The DSUs vest over six years and will be redeemed for cash only upon the participant’s retirement or termination of employment, as the case may be. The PSUs vest over three years and will be redeemed for cash at the end of this period subject to the achievement of financial targets. DSUs and PSUs entitle the holders to receive additional units when dividends are paid on Quebecor Class B Shares or TVA Group Class B Shares. No treasury shares will be issued for the purposes of these plans.

The following table provides details of changes to outstanding units in the DSU and PSU plans for the year ended December 31, 2017:

	Outstanding units
	DSU	PSU
Quebecor
Balance at beginning of year	128,942	162,150
Granted	128,710	163,232
Exercised	(6,546)	(7,890)
Cancelled	(29,564)	(37,268)

Balance at end of year	221,542	280,224

TVA Group
Balance at beginning of year	191,322	212,671
Granted	134,484	147,937
Exercised	(16,018)	—
Cancelled	(61,541)	(89,971)

Balance at end of year	248,247	270,637

         (e)          Assumptions in estimating the fair value of stock-based awards

The fair value of stock-based awards under the stock option plans of the parent corporation, Quebecor Media and TVA Group was estimated using the Black-Scholes option pricing model. The following weighted-average assumptions were used to estimate the fair value of all outstanding stock options under the stock option plans as of December 31, 2017 and 2016:

December 31, 2017	Quebecor	Quebecor Media	TVA Group

Risk-free interest rate	1.83%	1.80%	1.97%
Distribution yield	0.46%	1.12%	—%
Expected volatility	17.58%	16.70%	50.78%
Expected remaining life	2.4 years	2.3 years	3.6 years

December 31, 2016	Quebecor	Quebecor Media	TVA Group

Risk-free interest rate	1.25%	1.10%	0.91%
Distribution yield	0.48%	1.33%	—%
Expected volatility	19.27%	18.93%	35.48%
Expected remaining life	4.0 years	3.0 years	1.9 years

Except for Quebecor Media, the expected volatility is based on the historical volatility of the underlying share price for a period equivalent to the expected remaining life of the options. Since the Common Shares of Quebecor Media are not publicly traded on a stock exchange, expected volatility is derived from the implied volatility of Quebecor’s stock. The expected remaining life of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate over the expected remaining life of the option is based on the Government of Canada yield curve in effect at the time of the valuation. Distribution yield is based on the current average yield.

         (f)          Liability of vested options

As of December 31, 2017, the liability for all vested options was $12.2 million as calculated using the intrinsic value ($5.7 million as of December 31, 2016).

         (g)          Consolidated stock-based compensation charge

For the year ended December 31, 2017, a consolidated charge related to all stock-based compensation plans was recorded in the amount of $15.4 million ($16.3 million in 2016 and $6.5 million in 2015).